Commitments	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Commitments
49	Commitments

(a)	Capital commitments
Capital commitments outstanding as at December 31, 2022 not provided for in the financial statements were as follows:

	2022	2021
	RMB million	RMB million
Commitments in respect of aircraft, engines and flight equipment
– authorized and contracted for	97,329	54,662

Investment commitments
– authorized and contracted for
-share of capital commitments of a joint venture	52	185
-capital contributions for acquisition of interests in an associate	171	171

– authorized but not contracted for
-share of capital commitments of a joint venture	14	24

	237	380

Commitments for other property, plant and equipment
– authorized and contracted for	3,865	3,796
– authorized but not contracted for	5,450	5,785

	9,315	9,581

	106,881	64,623

As at December 31, 2022, the approximate total future payments, including estimated amounts for price escalation through anticipated delivery dates for aircraft, engines and flight equipment are as follows:

	2022	2021
	RMB million	RMB million
2022	—	33,165
2023	33,968	15,093
2024	23,795	6,404
2025	21,306	—
2026 and the years after 2026	18,260	—

	97,329	54,662